Note 14 - Acquired Intangible Assets, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure Text Block [Abstract]
Amortization of Intangible Assets	$ 448,768	$ 432,957	$ 224,430
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	289,985
Finite-Lived Intangible Assets, Amortization Expense, Year Two	289,985
Finite-Lived Intangible Assets, Amortization Expense, Year Three	289,985
Finite-Lived Intangible Assets, Amortization Expense, Year Four	24,265
Impairment of Intangible Assets (Excluding Goodwill)	1,802,125	0	0
	$ 3,149,842